LONG-TERM PAYABLES (Details) - Leased Equipment [Member] - CNY (¥)	Jun. 30, 2017	Dec. 31, 2016
Equipment	¥ 279,980,000	¥ 159,980,000
Less: accumulated depreciation	(18,831,268)	(11,440,625)
Net Value	¥ 261,148,732	¥ 148,539,375